Inventories	6 Months Ended
Jun. 30, 2025
Inventories
Inventories

9.Inventories

	30 June	31 December
US$ thousand	2025	2024
Current
Supplies and consumables	13,545	11,601
Work in progress	2,782	1,890
Finished goods	18,205	14,488
Total current	34,532	27,979

Non-current
Supplies and consumables	185	222
Total non-current	185	222
Total inventories	34,717	28,201

At 30 June 2025:

●	Work in progress and finished goods inventory is measured at cost with no inventory write-downs (31 December 2024: $nil).
●	Supplies and consumables is measured at cost less allowance for obsolete stock of $700 thousand (31 December 2024: $700 thousand).
●	Inventories that are not expected to be utilised or sold within 12 months are classified as non-current inventory and held in Australia.